RECLAMATION AND REMEDIATION - Additional Information (Details) - Other noncurrent assets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reclamation and remediation
Asset retirement obligation restricted assets	$ 38	$ 23
Environmental remediation obligation restricted assets	64	61
Ahafo and Akyem Mines
Reclamation and remediation
Asset retirement obligation restricted assets	25	14
Con Mine
Reclamation and remediation
Asset retirement obligation restricted assets	6	7
San Jose Reservoir
Reclamation and remediation
Asset retirement obligation restricted assets	6	1
Midnite Mine
Reclamation and remediation
Asset retirement obligation restricted assets	$ 1	$ 1